Annual Total Returns- JPMorgan U.S. Government Money Market Fund (E Trade Shares) [BarChart] - E Trade Shares - JPMorgan U.S. Government Money Market Fund - E Trade	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.01%	0.01%	0.02%	0.28%	0.06%	0.89%	1.25%	0.13%